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                                                                                                                                          1933 Act Rule 497(e)
1933 Act File No. 333-96461
1940 Act File No. 811-09813
June 30, 2011

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Scout Funds (“Registrant”)
File Nos. 333-96461 and 811-09813

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated June 15, 2011, for the Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout TrendStar Small Cap Fund, Scout International Fund, Scout International Discovery Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on June 15, 2011 (Accession Number: 0001496688-11-000180).

Please direct questions or comments relating to this filing to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire

cc:           Michael P. O’Hare, Esquire